Equity Incentive Plan	12 Months Ended
Dec. 31, 2024
Equity Incentive Plan [Abstract]
Equity Incentive Plan
16.	Equity Incentive Plan:

On March 27, 2024, the Company’s Equity Incentive Plan was amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan to 550,000 shares. On the same date, the Compensation Committee granted an aggregate of 502,500 restricted shares of common stock pursuant to the Plan. Of the total 502,500 shares issued on March 27, 2024, 285,000 shares were granted to the non-executive members of the board of directors and to the executive officers and 217,500 shares were granted to certain of the Company’s non-executive employees and to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $8.42. 107,250 shares vested on the date of the issuance, March 27, 2024, 142,150 shares vested on September 27, 2024, taking into consideration 1,100 forfeited shares, 108,000 shares will vest on March 27, 2025 and 144,000 shares will vest on September 26, 2025.

On March 27, 2023, the Compensation Committee granted an aggregate of 1,823,800 restricted shares of common stock pursuant to the Equity Incentive Plan. Of the total 1,823,800 shares issued on March 27, 2023, 1,330,000  shares were granted to the non-executive members of the Board of Directors and to the executive officers and 493,800 shares were granted to certain of the Company’s non-executive employees and to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $5.22. 607,974 shares vested on the date of the issuance, March 27, 2023, 607,913 shares vested on October 1, 2023 and 607,247 shares vested on October 1, 2024, taking into consideration 666 forfeited shares.

On July 8, 2022, the Company’s Equity Incentive Plan, as previously amended, was further amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan to 400,000 shares. The same date, the Compensation Committee granted an aggregate of 350,000 restricted shares of common stock pursuant to the Equity Incentive Plan. Of the total 350,000 shares issued on July 12, 2022, 245,000 shares were granted to the non-executive members of the board of directors and to the executive officers and 105,000 shares were granted to certain of the Company’s non-executive employees and to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $6.90. 116,670 shares vested on the date of the issuance, July 12, 2022, 116,665 shares vested on October 1, 2022 and 116,665 shares vested on October 1, 2023.

On January 12, 2022, the Company’s Equity Incentive Plan, as previously amended, was further amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan to 550,000 shares. On the same date, the Compensation Committee granted an aggregate of 533,700 restricted shares of common stock pursuant to the Equity Incentive Plan. Of the total 533,700 shares issued, 330,000 shares were granted to the non-executive members of the board of directors and to the executive officers and 203,700 shares were granted to certain of the Company’s non-executive employees and to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $9.10. 177,902 shares vested on the grant date, 177,566 shares vested on October 1, 2022 and 177,566 shares vested on October 1, 2023, taking into consideration 666 forfeited shares.

The related expense for shares granted to the Company’s board of directors and certain of its employees for the years ended December 31, 2024, 2023 and 2022, amounted to $4,843, $8,852 and $6,973, respectively, and is included under general and administration expenses. The related expense for shares granted to non-employees for the years ended December 31, 2024, 2023 and 2022, amounted to $144, $295 and $212, respectively, and is included under voyage expenses.

Restricted shares during 2024 and 2023 are analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2022	294,231	$7.32
Granted	1,823,800	5.22
Vested	(1,510,118)	5.81
Forfeited	(333)	5.22
Outstanding at December 31, 2023	607,580	$4.78
Granted	502,500	8.42
Vested	(856,314)	6.15
Forfeited	(1,766)	7.21
Outstanding at December 31, 2024	252,000	$7.36

The unrecognized cost for the non-vested shares granted to the Company’s board of directors, certain of its employees and the Company’s commercial manager, a non-employee, as of December 31, 2024 and 2023 amounted to $808 and $1,572, respectively. On December 31, 2024, the weighted-average period over which the total compensation cost related to non-vested awards granted to the Company’s board of directors and its other employees not yet recognized is expected to be recognized is 0.74 years.